Note 37 - Interest Income and Expense	12 Months Ended
Dec. 31, 2020
Interest Income And Expense
Disclosure of Interest Income Expense

37. Net interest income

37.1. Interest and other income

The breakdown of the interest and other income recognized in the accompanying consolidated income statement is as follows:

Interest and other income. Breakdown by origin (Millions of Euros)
	2020	2019	2018
Financial assets held for trading	1.189	2.037	2.055
Financial assets designated at fair value through profit or loss	8	5	4
Financial assets at fair value through other comprehensive income	1.392	1.629	1.620
Financial assets at amortized cost	18.357	22.741	22.029
Insurance activity	1.021	1.079	1.141
Adjustments of income as a result of hedging transactions	(112)	(72)	(162)
Other income (*)	534	343	268
Total	22.389	27.762	26.954

(*) Includes accrued interest following TLTRO III transactions in 2020 and 2019 (see Note 22).

The amounts recognized in consolidated equity in connection with hedging derivatives for the years ended December 31, 2020, 2019 and 2018 and the amounts derecognized from the consolidated equity and taken to the consolidated income statements during those years are included in the accompanying “Consolidated statements of recognized income and expenses”.

37.2. Interest expense

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Interest expense. Breakdown by origin (Millions of Euros)
	2020	2019	2018
Financial liabilities held for trading	742	1.229	1.210
Financial liabilities designated at fair value through profit or loss	61	6	41
Financial liabilities at amortized cost	6.346	9.953	9.757
Adjustments of expense as a result of hedging transactions	(413)	(250)	(351)
Insurance activity	721	753	832
Cost attributable to pension funds	57	85	71
Other expense	284	196	108
Total	7.797	11.972	11.669